Supplemental Cash Flow Information - Summary of Non-cash Investing and Financing Transactions (Details) - CAD ($) $ in Thousands	6 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Statement of cash flows [abstract]
Acquisition of building, vehicle and equipment by lease	$ 141	$ 2,729
Settlement of debentures	$ 1,033	$ 0